Non-controlling Interests (Details) - CAD ($)	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Current liabilities	$ 6,679,109	$ 7,537,997
Non-current liabilities	27,174	49,115
Net liabilities	(6,706,283)	(7,587,112)
Non controlling Interests [Member]
Statement [Line Items]
Current assets	21,060	34,157
Non-current assets	0	0
Current liabilities	(14,547,212)	(14,366,399)
Non-current liabilities	(27,174)	0
Net liabilities	(14,553,326)	(14,366,399)
Net liabilities attributable to NCI	$ (1,329,708)	$ (1,309,508)